UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.77%
Consumer Discretionary - 26.30%
1-800-Flowers.com, Inc. (a)	466,300	$4,639,685	1.60%
Asbury Automotive Group, Inc. (a)	71,400	6,304,620	2.17%
CarMax, Inc. (a)	81,700	5,270,467	1.81%
Core-Mark Holding Co., Inc.	79,444	5,050,255	1.74%
Cracker Barrel Old Country Store, Inc.	37,200	5,650,308	1.94%
G-III Apparel Group, Ltd. (a)	104,400	7,540,812	2.59%
Lear Corp.	50,400	5,245,128	1.80%
Lowes Companies, Inc.	74,700	5,181,192	1.78%
Murphy USA, Inc. (a)	78,400	4,293,184	1.48%
Skechers USA, Inc. (a)	80,500	12,111,225	4.17%
Staples, Inc.	334,300	4,917,553	1.69%
TravelCenters of America, LLC (a)	397,400	6,461,724	2.22%
Zumiez, Inc. (a)	145,600	3,800,160	1.31%
		76,466,313	26.30%
Consumer Staples - 6.22%
CVS Health Corp.	53,800	6,050,886	2.08%
Ingles Markets, Inc.	129,500	5,993,260	2.06%
Kroger Co.	153,800	6,035,112	2.08%
		18,079,258	6.22%
Energy - 2.05%
Tesoro Corp.	61,200	5,957,208	2.05%

Financials - 6.35%
AmTrust Financial Services, Inc.	102,900	7,152,579	2.46%
Erie Indemnity Co.	60,640	5,233,838	1.80%
Jones Lang Lasalle, Inc.	34,100	6,071,164	2.09%
		18,457,581	6.35%
Health Care - 11.79%
Aetna, Inc.	55,900	6,315,023	2.17%
Amedisys, Inc. (a)	186,500	8,136,995	2.80%
CIGNA Corp.	45,900	6,612,354	2.27%
HCA Holdings, Inc. (a)	78,400	7,291,984	2.51%
UnitedHealth Group, Inc.	48,800	5,924,320	2.04%
		34,280,676	11.79%
Industrials - 25.50%
American Woodmark Corp. (a)	120,100	7,897,776	2.72%
Atlas Air Worldwide Holdings, Inc. (a)	120,900	5,942,235	2.04%
Covenant Transportation Group, Inc. (a)	174,800	4,127,028	1.42%
HNI Corp.	109,000	5,405,310	1.86%
Huntington Ingalls Industries, Inc.	39,200	4,602,472	1.58%
JetBlue Airways Corp. (a)	317,400	7,293,852	2.51%
Lydall, Inc. (a)	172,900	5,136,859	1.77%
Multi-Color Corp.	80,500	5,140,730	1.77%
Northrop Grumman Corp.	33,000	5,709,330	1.96%
Patrick Industries, Inc. (a)	145,400	5,240,216	1.80%
Republic Airways Holdings, Inc. (a)	434,300	2,188,872	0.75%
Spirit AeroSystems Holdings, Inc., Class A (a)	112,000	6,305,600	2.17%
United Continental Holdings, Inc. (a)	81,000	4,567,590	1.57%
West Corp.	159,200	4,592,920	1.58%
		74,150,790	25.50%
Information Technology - 8.37%
CDW Corp.	146,300	5,256,559	1.81%
ePlus, Inc. (a)	68,200	5,245,262	1.80%
Science Applications International Corp.	102,500	5,502,200	1.89%
Super Micro Computer, Inc. (a)	138,600	3,696,462	1.27%
Tower Semiconductor Ltd. (a)(b)	350,300	4,644,978	1.60%
		24,345,461	8.37%

Materials - 8.20%
Ball Corp.	77,100	5,230,464	1.80%
Mercer International, Inc. (a)	394,600	4,770,714	1.64%
Sealed Air Corp.	117,000	6,220,890	2.14%
US Concrete, Inc. (a)	179,600	7,602,468	2.62%
		23,824,536	8.20%
Utilities - 1.99%
WGL Holdings, Inc.	103,700	5,796,830	1.99%
Total Common Stocks (Cost $257,949,343)		281,358,653	96.77%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	5,225	0.00%
Total Rights (Cost $0)		5,225	0.00%

SHORT-TERM INVESTMENTS - 2.94%
Money Market Funds - 2.94%
Fidelity Government Portfolio - Institutional Class, 0.01% (d)	8,557,350	8,557,350	2.94%
Total Short-Term Investments (Cost $8,557,350)		8,557,350	2.94%

Total Investments (Cost $266,506,693) - 99.71%		289,921,228	99.71%
Other Assets in Excess of Liabilities - 0.29%		832,057	0.29%
TOTAL NET ASSETS - 100.00%		$290,753,285	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued in good faith.
(d)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments		$266,563,870
Gross unrealized appreciation		38,606,226
Gross unrealized depreciation		(15,248,868)
Net unrealized appreciation		$23,357,358

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$76,466,313	$–	$–		$76,466,313
Consumer Staples	18,079,258	–	–		18,079,258
Energy	5,957,208	–	–		5,957,208
Financials	18,457,581	–	–		18,457,581
Health Care	34,280,676	–	–		34,280,676
Industrials	74,150,790	–	–		74,150,790
Information Technology	24,345,461	–	–		24,345,461
Materials	23,824,536	–	–		23,824,536
Utilities	5,796,830	–	–		5,796,830
Total Common Stocks	$281,358,653	$–	$–		$281,358,653

Rights
Health Care	$–	$–	$5,225		$5,225
Total Rights	$–	$–	$5,225	*	$5,225

Short-Term Investments
Money Market Funds	$8,557,350	–	–		$8,557,350
Total Short-Term Investments	$8,557,350	$–	$–		$8,557,350

Total Investments	$289,916,003	$–	$5,225		$289,921,228

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015,  the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2014	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of July 31, 2015	$5,225

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at July 31, 2015
$-

The Level 3 investments as of July 31, 2015 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 76.91%
Consumer Discretionary - 27.21%
CarMax, Inc. (a)	2,097,740	135,325,207	7.14%
Dick's Sporting Goods, Inc.	1,249,467	63,697,828	3.36%
O'Reilly Automotive, Inc. (a)	842,815	202,536,872	10.68%
Penn National Gaming, Inc. (a)	1,197,772	22,853,490	1.20%
Twenty First Century Fox, Inc.	2,657,204	91,646,966	4.83%
		516,060,363	27.21%
Energy - 2.84%
World Fuel Services Corp.	1,325,143	53,867,063	2.84%

Financials - 32.20%
Aon PLC (c)	879,185	88,595,473	4.67%
Brookfield Asset Management, Inc. (b)	3,397,552	118,336,736	6.24%
Diamond Hill Investment Group, Inc.	151,439	29,150,493	1.54%
Encore Capital Group, Inc. (a) (d)	1,998,091	85,937,894	4.53%
Markel Corp. (a)	198,637	176,737,271	9.32%
Marlin Business Services Corp. (d)	1,010,273	16,053,238	0.85%
The Charles Schwab Corp.	2,746,699	95,804,861	5.05%
		610,615,966	32.20%
Health Care - 1.60%
Henry Schein, Inc. (a)	205,000	30,335,900	1.60%

Industrials - 7.59%
American Woodmark Corp. (a) (d)	817,409	53,752,816	2.84%
Hexcel Corp.	987,539	51,243,399	2.70%
Mistras Group, Inc. (a)	846,695	15,232,043	0.80%
Roadrunner Transportation Systems, Inc. (a)	904,200	23,671,956	1.25%
		143,900,214	7.59%
Information Technology - 5.47%
Google, Inc. (a)	93,217	58,317,487	3.08%
Google, Inc., Class A (a)	68,984	45,356,980	2.39%
		103,674,467	5.47%
Total Common Stocks (Cost $758,196,767)		1,458,453,973	76.91%

REITS - 12.89%
Financials - 12.89%
American Tower Corp., Class A	1,787,275	169,987,725	8.96%
Gaming & Leisure Properties, Inc.	2,273,787	74,466,524	3.93%
Total REITS (Cost $118,905,108)		244,454,249	12.89%

SHORT-TERM INVESTMENTS - 10.29%
Money Market Funds - 10.29%
Federated Government Obligations Fund - Class I, 0.01% (c)	95,003,000	95,003,000	5.01%
Federated Treasury Obligations Fund, 0.01% (c)	5,194,896	5,194,896	0.27%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	95,003,000	95,003,000	5.01%
		195,200,896	10.29%
Total Short-Term Investments (Cost $195,200,896)		195,200,896	10.29%

Total Investments (Cost $1,072,302,771) - 100.09%		1,898,109,118	100.09%
Liabilities in Excess of Other Assets - (0.09)%		(1,765,547)	(0.09)%
TOTAL NET ASSETS - 100.00%		$1,896,343,571	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2015.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the period ended July 31, 2015. Details of transactions with these affiliated companies for the period ended July 31, 2015, are as follows:

Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
Beginning Cost	$26,381,501	$49,017,320	$8,114,638
Purchase Cost	$-	$14,329,365	$7,750,651
Sales Cost	$-	$-	$-
Ending Cost	$26,381,501	$63,346,685	$15,865,289
Dividend Income	$-	$-	$258,876
Shares	817,409	1,998,091	1,010,273
Market Value	$53,752,816	$85,937,894	$16,053,238

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$1,072,302,771
Gross unrealized appreciation	841,314,889
Gross unrealized depreciation	(15,508,542)
Net unrealized appreciation	$825,806,347

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$516,060,363	$-	$-	$516,060,363
Energy	53,867,063	-	-	53,867,063
Financials	610,615,966	-	-	610,615,966
Health Care	30,335,900	-	-	30,335,900
Industrials	143,900,214	-	-	143,900,214
Information Technology	103,674,467	-	-	103,674,467
Total Common Stocks	$1,458,453,973	$-	$-	$1,458,453,973

REITS
Financials	$244,454,249	$-	$-	$244,454,249
Total REITS	$244,454,249	$-	$-	$244,454,249

Short-Term Investments
Money Market Funds	$195,200,896	$-	$-	$195,200,896
Total Short-Term Investments	$195,200,896	$-	$-	$195,200,896

Total Investments	$1,898,109,118	$-	$-	$1,898,109,118

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.64%
Consumer Discretionary - 28.66%
Advance Auto Parts, Inc.	159,100	$27,716,811	3.49%
Brinker International, Inc.	404,800	24,247,520	3.06%
Foot Locker, Inc.	383,600	27,062,980	3.41%
JC Penney Co., Inc. (a)	2,265,700	18,669,368	2.35%
Live Nation Entertainment, Inc. (a)	887,800	23,278,116	2.93%
Mohawk Industries, Inc. (a)	159,200	32,093,128	4.05%
NVR, Inc. (a)	18,714	27,884,609	3.51%
Skechers USA, Inc. (a)	289,300	43,525,185	5.49%
TopBuild Corp. (a)	101,011	2,905,076	0.37%
		227,382,793	28.66%
Consumer Staples - 5.56%
Pilgrim's Pride Corp.	671,500	14,531,260	1.83%
Pinnacle Foods, Inc.	658,100	29,581,595	3.73%
		44,112,855	5.56%
Financials - 6.53%
Reinsurance Group of America, Inc.	270,100	26,070,052	3.28%
Voya Financial, Inc.	548,800	25,766,160	3.25%
		51,836,212	6.53%
Health Care - 10.38%
Centene Corp. (a)	511,500	35,871,495	4.52%
LifePoint Hospitals, Inc. (a)	309,320	25,630,255	3.23%
Tenet Healthcare Corp. (a)	371,000	20,887,300	2.63%
		82,389,050	10.38%
Industrials - 16.36%
AECOM Technology Corp. (a)	662,000	20,409,460	2.57%
HD Supply Holdings, Inc. (a)	783,500	28,049,300	3.54%
JetBlue Airways Corp. (a)	1,545,400	35,513,292	4.48%
Masco Corp.	909,400	23,999,066	3.02%
Ryder System, Inc.	240,900	21,806,268	2.75%
		129,777,386	16.36%
Information Technology - 3.72%
Take-Two Interactive Software, Inc. (a)	934,000	29,495,720	3.72%

Materials - 15.34%
Ball Corp.	339,000	22,997,760	2.90%
RPM International, Inc.	474,400	22,235,128	2.80%
Sealed Air Corp.	633,300	33,672,561	4.25%
Steel Dynamics, Inc.	990,200	19,833,706	2.50%
Valspar Corp.	275,300	22,926,984	2.89%
		121,666,139	15.34%
Telecommunication Services - 2.21%
Frontier Communications Corp.	3,368,200	15,897,904	2.00%
Windstream Holdings, Inc.	335,967	1,629,440	0.21%
		17,527,344	2.21%
Utilities - 2.88%
UGI Corp.	625,900	22,870,386	2.88%
Total Common Stocks (Cost $621,264,823)		727,057,885	91.64%

REITS - 1.06%
Financials - 1.06%
Communications Sales & Leasing, Inc.	403,140	8,405,469	1.06%
Total REITS (Cost $13,520,450)		8,405,469	1.06%

SHORT-TERM INVESTMENTS - 4.30%
Money Market Funds - 4.30%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	34,108,641	34,108,641	4.30%
Total Short-Term Investments (Cost $34,108,641)		34,108,641	4.30%

Total Investments (Cost $668,893,914) - 97.00%		769,571,995	97.00%
Other Assets in Excess of Liabilities - 3.00%		23,836,520	3.00%
TOTAL NET ASSETS - 100.00%		$793,408,515	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments		$668,896,208
Gross unrealized appreciation		119,517,983
Gross unrealized depreciation		(18,842,196)
Net unrealized appreciation		$100,675,787

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and  model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$227,382,793	$–	$–	$227,382,793
Consumer Staples	44,112,855	–	–	44,112,855
Financials	51,836,212	–	–	51,836,212
Health Care	82,389,050	–	–	82,389,050
Industrials	129,777,386	–	–	129,777,386
Information Technology	29,495,720	–	–	29,495,720
Materials	121,666,139	–	–	121,666,139
Telecommunication Services	17,527,344	–	–	17,527,344
Utilities	22,870,386	–	–	22,870,386
Total Common Stocks	$727,057,885	$–	$–	$727,057,885

REITS
Financials	$8,405,469	$–	$–	$8,405,469
Total REITS	$8,405,469	$–	$–	$8,405,469

Short-Term Investments
Money Market Funds	$34,108,641	$–	$–	$34,108,641
Total Short-Term Investments	$34,108,641	$–	$–	$34,108,641

Total Investments	$769,571,995	$–	$–	$769,571,995

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.95%
Consumer Discretionary - 28.23%
AutoZone, Inc. (a)	4,000	$2,803,760	2.38%
Bed Bath & Beyond, Inc. (a)	31,600	2,061,268	1.75%
Coach, Inc.	64,300	2,006,160	1.70%
Foot Locker, Inc.	44,700	3,153,585	2.68%
H&R Block, Inc.	71,100	2,366,919	2.01%
Harley-Davidson, Inc.	36,600	2,133,780	1.81%
Las Vegas Sands Corp.	43,600	2,443,344	2.07%
Lear Corp.	24,000	2,497,680	2.12%
Macy's, Inc.	36,600	2,527,596	2.15%
McDonald's Corp.	25,500	2,546,430	2.16%
Nordstrom, Inc.	30,600	2,335,086	1.98%
Omnicom Group, Inc.	31,400	2,294,712	1.95%
The Gap, Inc.	57,400	2,093,952	1.78%
Viacom, Inc.	34,900	1,989,300	1.69%
		33,253,572	28.23%
Consumer Staples - 9.86%
Campbell Soup Co.	49,400	2,435,914	2.07%
Coca-Cola Enterprises, Inc.	53,400	2,727,672	2.32%
Kellogg Co.	33,600	2,223,312	1.89%
Pilgrim's Pride Corp.	64,900	1,404,436	1.19%
Rite Aid Corp. (a)	316,700	2,821,797	2.39%
		11,613,131	9.86%
Energy - 10.67%
Exxon Mobil Corp.	25,500	2,019,855	1.71%
FMC Technologies, Inc. (a)	59,600	1,952,496	1.66%
Helmerich & Payne, Inc.	37,500	2,165,250	1.84%
Marathon Petroleum Corp.	57,700	3,154,459	2.68%
Valero Energy Corp.	49,900	3,273,440	2.78%
		12,565,500	10.67%
Financials - 4.02%
Franklin Resources, Inc.	45,000	2,049,750	1.74%
The Progressive Corp.	88,100	2,687,050	2.28%
		4,736,800	4.02%
Health Care - 6.85%
C.R. Bard, Inc.	13,200	2,595,780	2.20%
HCA Holdings, Inc. (a)	34,200	3,180,942	2.70%
Johnson & Johnson	22,900	2,294,809	1.95%
		8,071,531	6.85%
Industrials - 17.32%
Alaska Air Group, Inc.	35,900	2,719,425	2.31%
Caterpillar, Inc.	27,600	2,170,188	1.84%
Deere & Co.	26,600	2,515,562	2.14%
Dover Corp.	33,100	2,120,717	1.80%
Flowserve Corp.	41,300	1,940,687	1.65%
Fluor Corp.	42,600	1,991,550	1.69%
PACCAR, Inc.	36,000	2,334,240	1.98%
Southwest Airlines Co.	56,800	2,056,160	1.74%
The Boeing Co.	17,700	2,551,809	2.17%
		20,400,338	17.32%
Information Technology - 12.57%
Apple, Inc.	21,350	2,589,755	2.20%
Intel Corp.	64,200	1,858,590	1.58%
International Business Machines Corp.	14,800	2,397,452	2.03%
Micron Technology, Inc. (a)	78,100	1,445,631	1.23%
SanDisk Corp.	29,400	1,772,526	1.50%
Teradata Corp. (a)	53,500	1,985,385	1.69%
Western Union Co.	136,300	2,758,712	2.34%
		14,808,051	12.57%
Materials - 5.52%
Albemarle Corp.	40,100	2,173,420	1.84%
FMC Corp.	40,000	1,941,600	1.65%
Southern Copper Corp.	85,700	2,387,602	2.03%
		6,502,622	5.52%

Telecommunication Services - 1.91%
Verizon Communications, Inc.	48,100	2,250,599	1.91%
Total Common Stocks (Cost $108,857,799)		114,202,144	96.95%

SHORT-TERM INVESTMENTS - 3.11%
Money Market Funds - 3.11%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	3,664,167	3,664,167	3.11%
Total Short-Term Investments (Cost $3,664,167)		3,664,167	3.11%

Total Investments (Cost $112,521,966) - 100.06%		117,866,311	100.06%
Liabilities in Excess of Other Assets - (0.06)%		(71,002)	(0.06)%
TOTAL NET ASSETS - 100.00%		$117,795,309	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$112,571,986
Gross unrealized appreciation	12,858,679
Gross unrealized depreciation	(7,564,354)
Net unrealized appreciation	$5,294,325

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by anindependent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the fair market hierarchy depending on the inputs used and market activity levels for specific securities. the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$33,253,572	$–	$–	$33,253,572
Consumer Staples	11,613,131	–	–	11,613,131
Energy	12,565,500	–	–	12,565,500
Financials	4,736,800	–	–	4,736,800
Health Care	8,071,531	–	–	8,071,531
Industrials	20,400,338	–	–	20,400,338
Information Technology	14,808,051	–	–	14,808,051
Materials	6,502,622	–	–	6,502,622
Telecommunication Services	2,250,599	–	–	2,250,599
Total Common Stocks	$114,202,144	$–	$–	$114,202,144

Short-Term Investments
Money Market Funds	$3,664,167	$–	$–	$3,664,167
Total Short-Term Investments	$3,664,167	$–	$–	$3,664,167

Total Investments	$117,866,311	$–	$–	$117,866,311

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.10%
Consumer Discretionary - 12.09%
Ford Motor Co.	179,400	$2,660,502	1.95%
General Motors Co.	79,300	2,498,743	1.84%
Las Vegas Sands Corp.	51,200	2,869,248	2.11%
McDonald's Corp.	30,800	3,075,688	2.26%
Staples, Inc.	166,800	2,453,628	1.80%
Thomson Reuters Corp. (b)	71,800	2,904,310	2.13%
		16,462,119	12.09%
Consumer Staples - 16.88%
Altria Group, Inc.	53,700	2,920,206	2.14%
General Mills, Inc.	53,900	3,137,519	2.30%
Kellogg Co.	43,400	2,871,778	2.11%
Kimberly Clark Corp.	26,400	3,035,208	2.23%
Philip Morris International, Inc.	35,300	3,019,209	2.22%
Procter & Gamble Co.	33,600	2,577,120	1.89%
Sysco Corp.	71,200	2,585,272	1.90%
The Coca-Cola Co.	69,300	2,846,844	2.09%
		22,993,156	16.88%
Energy - 15.98%
Cenovus Energy, Inc. (b)	139,600	2,035,368	1.49%
Chevron Corp.	25,900	2,291,632	1.68%
ConocoPhillips	42,100	2,119,314	1.56%
Exxon Mobil Corp.	31,200	2,471,352	1.82%
Marathon Oil Corp.	100,900	2,119,909	1.56%
National Oilwell Varco, Inc.	54,100	2,279,233	1.67%
Occidental Petroleum Corp.	35,100	2,464,020	1.81%
Suncor Energy, Inc. (b)	90,600	2,551,296	1.87%
Valero Energy Corp.	52,400	3,437,440	2.52%
		21,769,564	15.98%
Financials - 12.77%
Bank of Nova Scotia (b)	54,300	2,666,673	1.96%
Manulife Financial Corp. (b)	163,500	2,898,855	2.13%
MetLife, Inc.	57,600	3,210,624	2.36%
Prudential Financial, Inc.	37,000	3,269,320	2.40%
Royal Bank of Canada (b)	46,500	2,713,275	1.99%
Toronto-Dominion Bank (b)	65,200	2,634,732	1.93%
		17,393,479	12.77%
Health Care - 9.25%
AbbVie, Inc.	51,500	3,605,515	2.65%
Baxalta, Inc. (a)	41,000	1,346,030	0.99%
Baxter International, Inc.	41,000	1,643,280	1.21%
Merck & Co., Inc.	49,000	2,889,040	2.12%
Pfizer, Inc.	86,300	3,111,978	2.28%
		12,595,843	9.25%
Industrials - 8.10%
Caterpillar, Inc.	33,700	2,649,831	1.95%
Emerson Electric Co.	49,800	2,577,150	1.89%
General Electric Co.	115,900	3,024,990	2.22%
Waste Management, Inc.	54,400	2,781,472	2.04%
		11,033,443	8.10%
Information Technology - 4.07%
Microsoft Corp.	67,400	3,147,580	2.31%
Seagate Technology PLC (b)	47,300	2,393,380	1.76%
		5,540,960	4.07%
Materials - 7.39%
Freeport-McMoRan Copper & Gold, Inc.	146,300	1,719,025	1.26%
International Paper Co.	52,700	2,522,749	1.85%
LyondellBasell Industries NV (b)	32,300	3,030,709	2.23%
The Dow Chemical Co.	59,200	2,785,952	2.05%
		10,058,435	7.39%

Telecommunication Services - 7.57%
AT&T, Inc.	82,400	2,862,576	2.10%
BCE, Inc. (b)	64,900	2,669,986	1.96%
CenturyLink, Inc.	72,000	2,059,200	1.51%
Verizon Communications, Inc.	58,200	2,723,178	2.00%
		10,314,940	7.57%
Total Common Stocks (Cost $115,377,987)		128,161,939	94.10%

REITS - 1.85%
Financials - 1.85%
Weyerhaeuser Co.	81,900	2,513,511	1.85%
Total REITS (Cost $2,875,809)		2,513,511	1.85%

SHORT-TERM INVESTMENTS - 3.93%
Money Market Funds - 3.93%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	5,354,433	5,354,433	3.93%
Total Short-Term Investments (Cost $5,354,433)		5,354,433	3.93%

Total Investments (Cost $123,608,229) - 99.88%		136,029,883	99.88%
Other Assets in Excess of Liabilities - 0.12%		169,038	0.12%
TOTAL NET ASSETS - 100.00%		$136,198,921	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$124,020,580
Gross unrealized appreciation	20,613,547
Gross unrealized depreciation	(8,604,244)
Net unrealized appreciation	$12,009,303

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,462,119	$–	$–	$16,462,119
Consumer Staples	22,993,156	–	–	22,993,156
Energy	21,769,564	–	–	21,769,564
Financials	17,393,479	–	–	17,393,479
Health Care	12,595,843	–	–	12,595,843
Industrials	11,033,443	–	–	11,033,443
Information Technology	5,540,960	–	–	5,540,960
Materials	10,058,435	–	–	10,058,435
Telecommunication Services	10,314,940	–	–	10,314,940
Total Common Stocks	$128,161,939	$–	$–	$128,161,939

REITS
Financials	$2,513,511	$–	$–	$2,513,511
Total REITS	$2,513,511	$–	$–	$2,513,511

Short-Term Investments
Money Market Funds	$5,354,433	$–	$–	$5,354,433
Total Short-Term Investments	$5,354,433	$–	$–	$5,354,433

Total Investments	$136,029,883	$–	$–	$136,029,883

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.83%
Consumer Discretionary - 6.65%
Advance Auto Parts, Inc.	7,680	$1,337,933	0.89%
Carnival Corp. (b)	27,180	1,448,422	0.96%
Ford Motor Co.	115,915	1,719,020	1.15%
Macy's, Inc.	16,390	1,131,893	0.75%
Target Corp.	27,795	2,275,021	1.52%
The Walt Disney Co.	17,275	2,073,000	1.38%
		9,985,289	6.65%
Consumer Staples - 6.88%
Altria Group, Inc.	67,540	3,672,825	2.44%
CVS Health Corp.	18,730	2,106,563	1.40%
General Mills, Inc.	23,390	1,361,532	0.91%
Procter & Gamble Co.	23,835	1,828,145	1.22%
The Coca-Cola Co.	33,110	1,360,159	0.91%
		10,329,224	6.88%
Energy - 11.23%
Anadarko Petroleum Corp.	33,960	2,524,926	1.68%
Chevron Corp.	13,955	1,234,738	0.82%
ConocoPhillips	31,990	1,610,377	1.07%
Exxon Mobil Corp.	56,590	4,482,494	2.99%
Helmerich & Payne, Inc.	8,410	485,593	0.32%
Marathon Oil Corp.	67,915	1,426,894	0.95%
Occidental Petroleum Corp.	53,500	3,755,700	2.50%
Valero Energy Corp.	20,625	1,353,000	0.90%
		16,873,722	11.23%
Financials - 24.76%
Affiliated Managers Group, Inc. (a)	8,540	1,775,466	1.18%
Allstate Corp.	27,475	1,894,401	1.26%
American International Group, Inc.	25,165	1,613,580	1.08%
Bank of America Corp.	111,160	1,987,541	1.32%
BlackRock, Inc.	7,010	2,357,603	1.57%
Citigroup, Inc.	60,705	3,548,814	2.36%
East West Bancorp, Inc.	16,645	745,030	0.50%
Hartford Financial Services Group, Inc.	57,335	2,726,279	1.82%
JPMorgan Chase & Co.	62,465	4,280,727	2.85%
KeyCorp	120,210	1,783,917	1.19%
Marsh & McLennan Companies, Inc.	39,965	2,315,572	1.54%
MetLife, Inc.	36,935	2,058,757	1.37%
Morgan Stanley	42,985	1,669,537	1.11%
SunTrust Banks, Inc.	33,334	1,478,030	0.98%
Voya Financial, Inc.	31,120	1,461,084	0.97%
Wells Fargo & Co.	95,090	5,502,858	3.66%
		37,199,196	24.76%
Health Care - 12.00%
Aetna, Inc.	14,292	1,614,567	1.07%
CIGNA Corp.	20,036	2,886,386	1.92%
Johnson & Johnson	39,050	3,913,201	2.61%
Medtronic PLC (b)	52,515	4,116,651	2.74%
Pfizer, Inc.	152,555	5,501,133	3.66%
		18,031,938	12.00%
Industrials - 11.54%
Alaska Air Group, Inc.	10,260	777,195	0.52%
CSX Corp.	25,520	798,265	0.53%
Danaher Corp.	22,610	2,070,172	1.38%
FedEx Corp.	7,185	1,231,653	0.82%
General Dynamics Corp.	9,610	1,432,947	0.95%
General Electric Co.	90,550	2,363,355	1.57%
Honeywell International, Inc.	18,850	1,980,192	1.32%
Ingersoll-Rand PLC (b)	22,645	1,390,403	0.93%
Northrop Grumman Corp.	7,220	1,249,132	0.83%
Ryder System, Inc.	16,359	1,480,817	0.99%
Southwest Airlines Co.	24,700	894,140	0.59%
United Technologies Corp.	16,615	1,666,651	1.11%
		17,334,922	11.54%

Information Technology - 12.48%
Adobe Systems, Inc. (a)	5,500	450,945	0.30%
Apple, Inc.	9,290	1,126,877	0.75%
Atmel Corp.	94,030	778,569	0.52%
Autodesk, Inc. (a)	4,854	245,515	0.16%
Avago Technologies, Ltd.	6,260	783,376	0.52%
Citrix Systems, Inc. (a)	17,320	1,309,565	0.87%
EMC Corp.	67,000	1,801,630	1.20%
F5 Networks, Inc. (a)	6,430	862,520	0.57%
Juniper Networks, Inc.	34,300	974,806	0.65%
LAM Research Corp.	23,165	1,780,694	1.19%
Microsoft Corp.	73,195	3,418,207	2.28%
NXP Semiconductors NV (a)(b)	13,965	1,354,465	0.90%
Oracle Corp.	22,330	891,860	0.59%
Skyworks Solutions, Inc.	19,815	1,895,701	1.26%
Western Digital Corp.	12,535	1,078,762	0.72%
		18,753,492	12.48%
Materials - 3.10%
Ashland, Inc.	9,630	1,100,902	0.73%
CF Industries Holdings, Inc.	17,230	1,020,016	0.68%
Cytec Industries, Inc.	7,700	571,571	0.38%
WestRock Co. (a)	31,115	1,962,112	1.31%
		4,654,601	3.10%
Telecommunication Services - 0.71%
AT&T, Inc.	30,860	1,072,076	0.71%

Utilities - 5.48%
American Electric Power, Inc.	28,610	1,618,468	1.08%
DTE Energy Co.	44,755	3,600,987	2.40%
Exelon Corp.	65,360	2,097,402	1.40%
TECO Energy, Inc.	41,040	907,805	0.60%
		8,224,662	5.48%
Total Common Stocks (Cost $114,640,163)		142,459,122	94.83%

REITS - 3.95%
Financials - 3.95%
AvalonBay Communities, Inc.	11,570	1,993,974	1.32%
Host Hotels & Resorts, Inc.	66,510	1,288,964	0.86%
Kilroy Realty Corp.	37,559	2,661,055	1.77%
Total REITS (Cost $5,714,904)		5,943,993	3.95%

SHORT-TERM INVESTMENTS - 0.99%
Money Market Funds - 0.99%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	1,486,015	1,486,015	0.99%
Total Short-Term Investments (Cost $1,486,015)		1,486,015	0.99%

Total Investments (Cost $121,841,082) - 99.77%		149,889,130	99.77%
Other Assets in Excess of Liabilities - 0.23%		341,789	0.23%
TOTAL NET ASSETS - 100.00%		$150,230,919	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments		$122,183,964
Gross unrealized appreciation		31,789,126
Gross unrealized depreciation		(4,083,960)
Net unrealized appreciation		$27,705,166

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,985,289	$–	$–	$9,985,289
Consumer Staples	10,329,224	–	–	10,329,224
Energy	16,873,722	–	–	16,873,722
Financials	37,199,196	–	–	37,199,196
Health Care	18,031,938	–	–	18,031,938
Industrials	17,334,922	–	–	17,334,922
Information Technology	18,753,492	–	–	18,753,492
Materials	4,654,601	–	–	4,654,601
Telecommunication Services	1,072,076	–	–	1,072,076
Utilities	8,224,662	–	–	8,224,662
Total Common Stocks	$142,459,122	$–	$–	$142,459,122

REITS
Financials	$5,943,993	$–	$–	5,943,993
Total REITS	$5,943,993	$–	$–	$5,943,993

Short-Term Investments
Money Market Funds	$1,486,015	$–	$–	$1,486,015
Total Short-Term Investments	$1,486,015	$–	$–	$1,486,015

Total Investments	$149,889,130	$–	$–	$149,889,130

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 72.89%
Consumer Discretionary - 7.63%
McDonald's Corp.	56,500	$5,642,090	7.63%

Consumer Staples - 11.39%
Procter & Gamble Co.	62,400	4,786,080	6.47%
The Coca-Cola Co.	88,500	3,635,580	4.92%
		8,421,660	11.39%
Energy - 9.28%
Chevron Corp.	48,400	4,282,432	5.80%
Exxon Mobil Corp.	32,500	2,574,325	3.48%
		6,856,757	9.28%
Health Care - 15.78%
Merck & Co., Inc.	90,400	5,329,984	7.21%
Pfizer, Inc.	175,700	6,335,742	8.57%
		11,665,726	15.78%
Industrials - 8.80%
Caterpillar, Inc.	14,900	1,171,587	1.59%
General Electric Co.	204,300	5,332,230	7.21%
		6,503,817	8.80%
Information Technology - 6.82%
Cisco Systems, Inc.	156,900	4,459,098	6.03%
Intel Corp.	7,100	205,545	0.28%
International Business Machines Corp.	2,300	372,577	0.51%
		5,037,220	6.82%
Materials - 0.26%
E.I. du Pont de Nemours & Co.	3,400	189,584	0.26%

Telecommunication Services - 12.93%
AT&T, Inc.	128,100	4,450,194	6.02%
Verizon Communications, Inc.	109,200	5,109,468	6.91%
		9,559,662	12.93%
Total Common Stocks (Cost $47,475,881)		53,876,516	72.89%

SHORT-TERM INVESTMENTS - 68.48%
Money Market Funds - 3.54%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	2,619,787	2,619,787	3.54%
U.S. Treasury Bills (c) - 64.94%
0.050%, 08/27/2015 (b)	14,000,000	13,999,899	18.94%
0.040%, 09/17/2015 (b)	15,000,000	15,000,000	20.29%
0.030%, 10/22/2015 (b)	19,000,000	18,997,568	25.71%
		47,997,467	64.94%
Total Short-Term Investments (Cost $50,619,362)		50,617,254	68.48%

Total Investments (Cost $98,095,243) - 141.37%		104,493,770	141.37%
Liabilities in Excess of Other Assets - (41.37)%		(30,579,437)	(41.37)%
TOTAL NET ASSETS - 100.00%		$73,914,333	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of July 31, 2015.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$98,235,519
Gross unrealized appreciation	7,932,397
Gross unrealized depreciation	(1,674,146)
Net unrealized appreciation	$6,258,251

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relativesignificance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,642,090	$–	$–	$5,642,090
Consumer Staples	8,421,660	–	–	8,421,660
Energy	6,856,757	–	–	6,856,757
Health Care	11,665,726	–	–	11,665,726
Industrials	6,503,817	–	–	6,503,817
Information Technology	5,037,220	–	–	5,037,220
Materials	189,584	–	–	189,584
Telecommunication Services	9,559,662	–	–	9,559,662
Total Common Stocks	$53,876,516	$–	$–	$53,876,516

Short-Term Investments
Money Market Funds	$2,619,787	$–	$–	$2,619,787
U.S. Treasury Bills	–	47,997,467	–	47,997,467
Total Short-Term Investments	$2,619,787	$47,997,467	$–	$50,617,254

Total Investments	$56,496,303	$47,997,467	$–	$104,493,770

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$8,995,000	Jefferies LLC	0.25%	5/21/2015	8/27/2015	$9,001,059
8,995,000	Jefferies LLC	0.40%	6/18/2015	9/17/2015	9,003,995
12,593,000	Jefferies LLC	0.25%	7/16/2015	10/22/2015	12,601,483
$30,583,000					$30,606,537

As of July 31, 2015, the fair value of securities held as collateral for reverse repurchase agreements was $47,997,467 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy. The face value of the reverse repurchase  agreements at July 31, 2015, was $30,583,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.

The face value plus interest due at maturity is equal to $30,606,537.

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 61.01%
Consumer Discretionary - 11.58%
Bed Bath & Beyond, Inc. (a)	128,500	8,382,055	1.68%
CarMax, Inc. (a)	234,779	15,145,593	3.04%
Carnival Corp. (b)	271,660	14,476,761	2.91%
Lowe's Companies, Inc.	167,016	11,584,230	2.33%
Scripps Network Interactive, Class A	128,470	8,039,653	1.62%
		57,628,292	11.58%
Consumer Staples - 5.57%
Altria Group, Inc.	197,809	10,756,853	2.16%
Edgewell Personal Care Co.	77,922	7,457,915	1.50%
Energizer Holdings, Inc. (a)	77,922	3,000,776	0.60%
The Coca-Cola Co.	158,051	6,492,735	1.31%
		27,708,279	5.57%
Energy - 3.09%
Apache Corp.	74,870	3,433,538	0.69%
Chevron Corp.	74,221	6,567,074	1.32%
ConocoPhillips	106,478	5,360,103	1.08%
		15,360,715	3.09%
Financials - 11.63%
Alleghany Corp. (a)	20,220	9,829,548	1.98%
Bank of America Corp.	496,170	8,871,520	1.78%
Berkshire Hathaway, Inc., Class B (a)	101,509	14,489,395	2.91%
BlackRock, Inc.	32,298	10,862,463	2.18%
Wells Fargo & Co.	238,893	13,824,738	2.78%
		57,877,664	11.63%
Health Care - 6.67%
Bristol-Myers Squibb Co.	202,118	13,267,026	2.67%
Eli Lilly & Co.	153,240	12,950,312	2.60%
Pfizer, Inc.	192,415	6,938,485	1.40%
		33,155,823	6.67%
Industrials - 6.55%
Deere & Co.	106,830	10,102,913	2.03%
FedEx Corp.	43,768	7,502,711	1.51%
General Dynamics Corp.	100,420	14,973,626	3.01%
		32,579,250	6.55%
Information Technology - 11.24%
Cisco Systems, Inc.	270,436	7,685,791	1.55%
Corning, Inc.	446,287	8,336,641	1.68%
EMC Corp.	311,713	8,381,963	1.68%
Intel Corp.	265,049	7,673,169	1.54%
International Business Machines Corp.	28,865	4,675,841	0.94%
Microsoft Corp.	115,043	5,372,508	1.08%
Visa, Inc., Class A	182,946	13,783,152	2.77%
		55,909,065	11.24%
Materials - 3.39%
NewMarket Corp.	24,140	9,600,719	1.93%
The Mosaic Co.	168,750	7,246,125	1.46%
		16,846,844	3.39%
Telecommunication Services - 1.29%
Verizon Communications, Inc.	137,518	6,434,467	1.29%
Total Common Stocks (Cost $247,020,629)		303,500,399	61.01%

PREFERRED STOCKS - 0.98%
Construction - 0.04%
SCE Trust I	8,325	207,709	0.04%

Consumer Staples - 0.04%
CHS, Inc.	6,905	187,954	0.04%

Energy - 0.01%
GasLog Ltd. (b)	1,650	42,141	0.01%

Financials - 0.89%
Aegon NV (b)	2,855	72,317	0.02%
Allstate Corp.	7,845	208,363	0.04%
Bank of America Corp.	5,210	135,981	0.03%
Bank of New York Mellon Corp.	8,715	215,260	0.04%
BB&T Corp.	8,955	215,726	0.04%
Capital One Financial Corp.	8,480	214,205	0.04%
Citigroup, Inc.	5,520	137,890	0.03%
City National Corp.	7,400	181,744	0.04%
Discover Financial Services	8,050	212,117	0.04%
Fannie Mae Preferred (a)	10,600	51,940	0.01%
First Republic Bank of San Francisco	6,155	147,597	0.03%
HSBC Finance Corp.	2,875	73,083	0.02%
JPMorgan Chase & Co.	8,755	211,521	0.04%
KKR Financial Holdings LLC	5,270	139,286	0.03%
MetLife, Inc.	8,905	221,022	0.05%
Morgan Stanley	5,200	136,240	0.03%
Northern Trust Corp.	8,345	214,049	0.04%
PNC Financial Services Group, Inc.	8,515	211,257	0.04%

Regions Financial Corp.	8,410	215,801	0.05%
State Street Corp.	8,060	209,318	0.04%
SunTrust Banks, Inc.	8,500	213,350	0.04%
The Charles Schwab Corp.	7,975	206,393	0.04%
The Goldman Sachs Group, Inc.	5,370	134,465	0.03%
U.S. Bancorp (d)	8,610	213,261	0.04%
Wells Fargo & Co.	8,885	215,017	0.04%
		4,407,203	0.89%
Total Preferred Stocks (Cost $5,063,752)		4,845,007	0.98%

REITS - 0.13%
Financials - 0.13%
Apollo Commercial Real Estate Finance, Inc.	19,000	320,720	0.06%
Chimera Investment Corp.	24,000	341,520	0.07%
Total REITS (Cost $706,292)		662,240	0.13%

CORPORATE BONDS - 19.95%
Consumer Discretionary - 0.69%
Amazon.com, Inc.
3.300%, 12/05/2021	1,000,000	1,018,200	0.21%
3.800%, 12/05/2024	800,000	806,238	0.16%
Burlington North Santa Fe LLC, 3.400%, 09/01/2024	1,000,000	990,914	0.20%
Comcast Corp., 4.950%, 06/15/2016	600,000	622,010	0.12%
		3,437,362	0.69%
Consumer Staples - 1.02%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	177,511	0.04%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,306,597	0.26%
2.250%, 12/05/2018	1,500,000	1,516,785	0.30%
4.125%, 05/15/2021	1,000,000	1,069,536	0.22%
5.750%, 06/01/2017	600,000	646,841	0.13%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	338,118	0.07%
		5,055,388	1.02%
Energy - 0.69%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	974,665	0.19%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,600,810	0.32%
Kinder Morgan, Inc., 3.050%, 12/01/2019	883,000	876,554	0.18%
		3,452,029	0.69%
Financials - 10.52%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,694,099	0.34%
American International Group, Inc.
4.875%, 06/01/2022	1,600,000	1,770,866	0.36%
5.850%, 01/16/2018	1,075,000	1,184,524	0.24%
Associated Bancorp, 5.125%, 03/28/2016	700,000	713,687	0.14%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	344,220	0.07%
Bank of America Corp., 6.875%, 04/25/2018	955,000	1,077,817	0.22%
Bank of Montreal, 2.500%, 01/11/2017 (b)	400,000	408,212	0.08%
Bank of New York Mellon Corp., 1.969%, 06/20/2017	500,000	507,365	0.10%
Bank of Nova Scotia, 2.550%, 01/12/2017 (b)	1,000,000	1,020,509	0.21%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,013,753	0.20%
BlackRock, Inc., 3.500%, 03/18/2024	1,000,000	1,019,397	0.21%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	797,011	0.16%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,618,849	0.33%
Citigroup, Inc., 6.125%, 11/21/2017	1,455,000	1,594,978	0.32%
Discover Financial Services, 5.200%, 04/27/2022	900,000	957,643	0.19%
Fifth Third Bancorp
1.350%, 06/01/2017	1,000,000	999,192	0.20%
3.625%, 01/25/2016	700,000	709,246	0.14%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	655,046	0.13%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	1,750,000	1,784,088	0.36%
Franklin Resources, Inc., 1.375%, 09/15/2017	1,080,000	1,080,562	0.22%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	503,177	0.10%
5.625%, 05/01/2018	1,050,000	1,159,849	0.24%
6.000%, 08/07/2019	1,610,000	1,850,214	0.37%
JPMorgan Chase & Co., 6.000%, 01/15/2018	1,000,000	1,098,640	0.22%
KeyCorp
2.300%, 12/13/2018	2,600,000	2,625,961	0.53%
3.750%, 08/13/2015	900,000	900,580	0.18%
5.100%, 03/24/2021	950,000	1,055,708	0.21%
Lazard Group, 6.850%, 06/15/2017	56,000	60,877	0.01%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	898,558	0.18%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	114,749	0.02%
Morgan Stanley
5.500%, 07/28/2021	2,333,000	2,629,251	0.53%
6.625%, 04/01/2018	750,000	840,420	0.17%
PNC Bank, NA, 1.600%, 06/01/2018	1,000,000	997,480	0.20%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	752,500	0.15%
Raymond James Financial, Inc., 5.625%, 04/01/2024	700,000	789,195	0.16%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	1,000,000	1,014,443	0.20%
Schlumberger Investment SA, 3.650%, 12/01/2023 (b)	1,265,000	1,311,618	0.26%
St. Paul Travelers, Inc., 5.500%, 12/01/2015	275,000	279,442	0.06%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	254,166	0.05%
6.000%, 09/11/2017	250,000	272,027	0.05%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,207,442	0.24%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	1,350,000	1,481,598	0.30%
The Charles Schwab Corp., 0.850%, 12/04/2015	1,000,000	1,001,190	0.20%

The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,228,580	0.25%
6.000%, 06/15/2020	1,500,000	1,720,430	0.35%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	300,000	318,755	0.06%
The Royal Bank of Scotland PLC, 4.375%, 03/16/2016 (b)	400,000	408,034	0.08%
Toronto Dominion Bank, 2.375%, 10/19/2016 (b)	1,000,000	1,018,081	0.20%
Wachovia Corp., 5.750%, 06/15/2017	850,000	921,712	0.19%
Wells Fargo & Co., 5.625%, 12/11/2017	1,000,000	1,095,908	0.22%
Westpac Banking Corp. (b)
0.863%, 01/17/2019	1,075,000	1,079,440	0.22%
4.875%, 11/19/2019	450,000	499,449	0.10%
		52,340,538	10.52%
Health Care - 2.01%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	715,097	0.14%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,040,153	0.21%
3.625%, 05/22/2024	1,500,000	1,501,286	0.30%
Anthem, Inc., 2.375%, 02/15/2017	960,000	971,405	0.20%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,005,165	0.20%
3.625%, 05/15/2024	1,600,000	1,575,870	0.32%
Express Scripts Holding Co.
1.250%, 06/02/2017	500,000	497,739	0.10%
2.250%, 06/15/2019	1,250,000	1,241,477	0.25%
3.500%, 06/15/2024	700,000	682,709	0.14%
GlaxoSmithKline Capital, Inc., 1.500%, 05/08/2017 (b)	500,000	503,061	0.10%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	250,000	257,149	0.05%
		9,991,111	2.01%
Industrials - 0.20%
John Deere Capital Corp., 1.850%, 09/15/2016	1,000,000	1,012,397	0.20%

Information Technology - 1.40%
Altera Corp., 1.750%, 05/15/2017	1,000,000	1,005,682	0.20%
Applied Materials, Inc., 4.300%, 06/15/2021	300,000	322,820	0.07%
Corning, Inc., 6.850%, 03/01/2029	275,000	350,180	0.07%
eBay, Inc., 3.250%, 10/15/2020	1,000,000	1,020,564	0.21%
EMC Corp., 1.875%, 06/01/2018	1,000,000	1,001,342	0.20%
Hewlett Packard Co., 3.000%, 09/15/2016	1,000,000	1,018,346	0.20%
Juniper Networks, Inc., 4.600%, 03/15/2021	1,000,000	1,056,424	0.21%
QUALCOMM, Inc.
2.250%, 05/20/2020	600,000	592,854	0.12%
3.000%, 05/20/2022	600,000	584,041	0.12%
		6,952,253	1.40%
Manufacturing - 0.27%
Teva Pharmaceutical Financial Co. BV, 2.950%, 12/18/2022 (b)	1,380,000	1,324,927	0.27%

Materials - 1.43%
Alcoa, Inc., 6.150%, 08/15/2020	625,000	675,000	0.14%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	863,750	0.17%
Goldcorp, Inc. (b)
2.125%, 03/15/2018	1,250,000	1,236,537	0.25%
3.625%, 06/09/2021	750,000	727,372	0.15%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	914,774	0.18%
Rio Tinto Finance USA PLC (b)
1.375%, 06/17/2016	1,000,000	1,000,997	0.20%
2.000%, 03/22/2017	640,000	644,339	0.13%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,066,134	0.21%
		7,128,903	1.43%
Telecommunication Services - 1.72%
AT&T, Inc.
3.000%, 02/15/2022	250,000	244,390	0.05%
5.350%, 09/01/2040	200,000	202,056	0.04%
5.500%, 02/01/2018	1,600,000	1,743,038	0.35%
5.800%, 02/15/2019	800,000	895,896	0.18%
CenturyLink, Inc., 5.150%, 06/15/2017	400,000	416,500	0.08%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,324,825	0.27%
Verizon Communications, Inc.
2.450%, 11/01/2022	1,200,000	1,145,880	0.23%
6.350%, 04/01/2019	1,400,000	1,600,872	0.32%
Vodafone Group PLC, 1.500%, 02/19/2018 (b)	1,000,000	986,453	0.20%
		8,559,910	1.72%
Total Corporate Bonds (Cost $98,885,338)		99,254,818	19.95%

MORTGAGE BACKED SECURITIES - 5.09%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	1,306,320	1,314,727	0.26%
3.000%, 09/01/2042	2,523,271	2,539,510	0.51%
5.000%, 05/01/2020	85,195	90,732	0.02%
5.500%, 04/01/2037	156,534	176,019	0.04%
Federal National Mortgage Association
1.000%, 01/15/2025	100,000	99,943	0.02%
1.000%, 03/18/2025	2,000,000	2,000,690	0.40%
1.000%, 08/27/2024	1,400,000	1,400,846	0.28%
1.000%, 01/30/2030	2,000,000	1,981,044	0.40%
2.000%, 12/30/2024	1,200,000	1,188,721	0.24%
2.000%, 03/18/2030	1,000,000	999,712	0.20%
2.000%, 05/23/2033	1,500,000	1,461,003	0.29%
2.250%, 03/25/2039	235,018	238,259	0.05%
2.400%, 11/07/2024	1,000,000	974,910	0.20%
3.000%, 10/01/2043	3,665,517	3,701,150	0.75%
3.000%, 03/28/2028	1,500,000	1,485,465	0.30%
3.000%, 03/20/2028	2,200,000	2,207,332	0.44%
3.500%, 01/01/2042	805,617	838,220	0.17%
4.000%, 10/01/2041	1,181,873	1,263,271	0.25%
4.000%, 12/01/2041	994,276	1,062,750	0.21%
4.500%, 08/01/2020	91,755	96,102	0.02%
6.000%, 10/01/2037	162,550	184,908	0.04%
Total Mortgage Backed Securities (Cost $25,311,248)		25,305,314	5.09%

U.S. TREASURY OBLIGATIONS - 8.30%
U.S. Treasury Bonds - 0.64%
U.S. Treasury Bonds, 3.625%, 02/15/2044	2,750,000	3,129,415	0.63%
U.S. Treasury Inflation Index Bond, 0.125%, 07/15/2022	25,853	25,572	0.01%
		3,154,987	0.64%
U.S. Treasury Notes - 7.66%
U.S. Treasury Notes
1.625%, 06/30/2019	4,600,000	4,657,500	0.93%
1.750%, 04/30/2022	1,500,000	1,484,532	0.30%
2.250%, 07/31/2021	1,050,000	1,076,824	0.22%
2.375%, 03/31/2016	8,755,000	8,881,536	1.79%
2.500%, 08/15/2023	2,335,000	2,409,064	0.48%
2.750%, 02/15/2024	8,550,000	8,967,480	1.80%
3.250%, 03/31/2017	10,200,000	10,650,238	2.14%
		38,127,174	7.66%
Total U.S. Treasury Obligations (Cost $41,227,875)		41,282,161	8.30%

U.S. GOVERNMENT AGENCY ISSUES - 0.88%
Finance and Insurance - 0.88%
Federal Home Loan Banks
0.500%, 05/11/2018	1,875,000	1,874,766	0.38%
0.500%, 04/30/2020	1,875,000	1,874,160	0.37%
5.750%, 06/15/2037	600,000	651,400	0.13%
Total U.S. Government Agency Issues (Cost $4,444,465)		4,400,326	0.88%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 2.09%
Apollo Investment Corp.	65,000	445,900	0.09%
Ares Capital Corp.	30,000	482,700	0.10%
Calamos Convertible Opportunity and Income Fund	16,000	182,880	0.03%
FS Investment Corp.	40,000	405,600	0.08%
iShares iBoxx $High Yield Corporation Bond Fund	23,200	2,040,904	0.41%
Oha Investment Corp.	8,000	41,600	0.01%
PennantPark Investment Corp.	34,000	269,280	0.05%
PowerShares Senior Loan Portfolio	50,000	1,184,500	0.24%
SPDR Barclays Capital High Yield Bond	56,000	2,126,320	0.43%
SPDR Barclays Short Term High Yield	99,500	2,827,790	0.57%
Wisdomtree Emerging Markets Local Debt Fund	11,000	413,820	0.08%
Total Investment Companies (Excluding Money Market Funds) (Cost $11,178,640)		10,421,294	2.09%

SHORT-TERM INVESTMENTS - 1.31%
Money Market Funds - 1.31%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	6,515,593	6,515,593	1.31%
Total Short-Term Investments (Cost $6,515,593)		6,515,593	1.31%

Total Investments (Cost $440,353,832) - 99.74%		496,187,152	99.74%
Other Assets in Excess of Liabilities - 0.26%		1,316,548	0.26%
TOTAL NET ASSETS - 100.00%		$497,503,700	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2015.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2015, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	-
Purchase Cost	$209,796
Sales Cost	$-
Ending Cost	$209,796
Dividend Income	$5,543
Shares	8,610
Market Value	$213,261

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$440,445,533
Gross unrealized appreciation	68,786,447
Gross unrealized depreciation	(13,044,828)
Net unrealized appreciation	$55,741,619

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active arkets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments  are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of  the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other  impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$57,628,292	$-	$-	$57,628,292
Consumer Staples	27,708,279	-	-	27,708,279
Energy	15,360,715	-	-	15,360,715
Financials	57,877,664	-	-	57,877,664
Health Care	33,155,823	-	-	33,155,823
Industrials	32,579,250	-	-	32,579,250
Information Technology	55,909,065	-	-	55,909,065
Materials	16,846,844	-	-	16,846,844
Telecommunication Services	6,434,467	-	-	6,434,467
Total Common Stocks	$303,500,399	$-	$-	$303,500,399

Preferred Stocks
Construction	$207,709	$-	$-	$207,709
Consumer Staples	187,954	-	-	187,954
Energy	42,141	-	-	42,141
Financials	4,407,203	-	-	4,407,203
Total Preferred Stocks	$4,845,007	$-	$-	$4,845,007

REITS
Financials	$662,240	$-	$-	$662,240
Total REITS	$662,240	$-	$-	$662,240

Corporate Bonds
Consumer Discretionary	$-	$3,437,362	$-	$3,437,362
Consumer Staples	-	5,055,388	-	5,055,388
Energy	-	3,452,029	-	3,452,029
Financials	-	52,340,538	-	52,340,538
Health Care	-	9,991,111	-	9,991,111
Industrials	-	1,012,397	-	1,012,397
Manufacturing	-	1,324,927	-	1,324,927
Materials	-	7,128,903	-	7,128,903
Information Technology	-	6,952,253	-	6,952,253
Telecommunication Services	-	8,559,910	-	8,559,910
Total Corporate Bonds	$-	$99,254,818	$-	$99,254,818

Mortgage Backed Securities	$-	$25,305,314	$-	$25,305,314

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$3,154,987	$-	$3,154,987
U.S. Treasury Notes	-	38,127,174	-	38,127,174
Total U.S. Treasury Obligations	$-	$41,282,161	$-	$41,282,161

U.S. Government Agency Issues	$-	$4,400,326	$-	$4,400,326

Investment Companies (Excluding Money Market Funds)	$10,421,294	$-	$-	$10,421,294

Short-Term Investments
Money Market Funds	$6,515,593	$-	$-	$6,515,593
Total Short-Term Investments	$6,515,593	$-	$-	$6,515,593

Total Investments	$325,944,533	$170,242,619	$-	$496,187,152

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of Shares/Par Amount		% of
		Value	Net Assets
COMMON STOCKS - 51.36%
Consumer Discretionary - 5.33%
McDonald's Corp.	6,200	$619,132	5.33%

Consumer Staples - 9.84%
Procter & Gamble Co.	7,250	556,075	4.78%
The Coca-Cola Co.	14,300	587,444	5.06%
		1,143,519	9.84%
Energy - 5.36%
Chevron Corp.	5,250	464,520	4.00%
Exxon Mobil Corp.	2,000	158,420	1.36%
		622,940	5.36%
Health Care - 10.37%
Merck & Co., Inc.	8,750	515,900	4.44%
Pfizer, Inc.	19,100	688,746	5.93%
		1,204,646	10.37%
Industrials - 6.56%
Caterpillar, Inc.	1,950	153,329	1.32%
General Electric Co.	23,300	608,130	5.24%
		761,459	6.56%
Information Technology - 4.29%
Cisco Systems, Inc.	17,550	498,771	4.29%

Materials - 0.74%
E.I. du Pont de Nemours & Co.	1,550	86,428	0.74%

Telecommunication Services - 8.87%
AT&T, Inc.	12,750	442,935	3.81%
Verizon Communications, Inc.	12,550	587,214	5.06%
		1,030,149	8.87%
Total Common Stocks (Cost $5,346,257)		5,967,044	51.36%

SHORT-TERM INVESTMENTS - 48.92%
Money Market Funds - 3.35%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	389,345	389,345	3.35%
U.S. Treasury Bills - 45.57%
0.035%, 08/20/2015 (b)	1,000,000	999,953	8.61%
0.040%, 09/17/2015 (b)	1,000,000	999,843	8.61%
0.165%, 02/04/2016 (b)	1,200,000	1,199,061	10.32%
0.260%, 03/31/2016 (b)	500,000	499,364	4.30%
0.255%, 05/26/2016 (b)	600,000	598,837	5.15%
0.290%, 06/23/2016 (b)	1,000,000	997,630	8.58%
		5,294,688	45.57%
Total Short-Term Investments (Cost $5,683,763)		5,684,033	48.92%

Total Investments (Cost $11,030,020) - 100.28%		11,651,077	100.28%
Liabilities in Excess of Other Assets - (0.28)%		(32,978)	(0.28)%
TOTAL NET ASSETS - 100.00%		$11,618,099	100.00%

Percentages are stated as a percent of net assets.
(a) The rate listed is the fund's 7-day yield as of July 31, 2015.
(b) The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$11,038,748
Gross unrealized appreciation	779,405
Gross unrealized depreciation	(167,076)
Net unrealized appreciation	$612,329

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$619,132	$–	$–	$619,132
Consumer Staples	1,143,519	–	–	1,143,519
Energy	622,940	–	–	622,940
Health Care	1,204,646	–	–	1,204,646
Industrials	761,459	–	–	761,459
Information Technology	498,771	–	–	498,771
Materials	86,428	–	–	86,428
Telecommunication Services	1,030,149	–	–	1,030,149
Total Common Stocks	$5,967,044	$–	$–	$5,967,044

Short-Term Investments
Money Market Funds	$389,345	$–	$–	$389,345
U.S. Treasury Bills	–	5,294,688	–	5,294,688
Total Short-Term Investments	$389,345	$5,294,688	$–	$5,684,033

Total Investments	$6,356,389	$5,294,688	$–	$11,651,077

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
PREFERRED STOCKS - 0.86%
Financials - 0.86%
Fannie Mae Preferred (a)	7,900	38,710	0.86%
Total Preferred Stocks (Cost $197,500)		38,710	0.86%

REITS - 2.24%
Financials - 2.24%
Apollo Commercial Real Estate Finance, Inc.	6,000	101,280	2.24%
Total REITS (Cost $100,716)		101,280	2.24%

CORPORATE BONDS - 50.32%
Consumer Discretionary - 7.53%
Amazon.com, Inc., 2.500%, 11/29/2022	75,000	71,695	1.59%
Time Warner, Inc., 3.400%, 06/15/2022	75,000	74,954	1.66%
YUM! Brands, Inc., 5.300%, 09/15/2019	175,000	193,317	4.28%
		339,966	7.53%
Financials - 28.46%
Associated Banc-Corp, 5.125%, 03/28/2016	200,000	203,911	4.51%
Associates Corporation of North America, 6.950%, 11/01/2018	175,000	200,795	4.44%
Bank of America Corp., 6.400%, 08/28/2017	70,000	76,436	1.69%
Citigroup, Inc., 6.125%, 11/21/2017	70,000	76,734	1.70%
Discover Financial Services, 5.200%, 04/27/2022	175,000	186,209	4.12%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	205,000	208,993	4.63%
Lazard Group, 6.850%, 06/15/2017	37,000	40,222	0.89%
The Goldman Sachs Group, Inc., 6.000%, 06/15/2020	70,000	80,287	1.78%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	200,000	212,503	4.70%
		1,286,090	28.46%
Health Care - 6.44%
Agilent Technologies, Inc., 5.000%, 07/15/2020	175,000	192,526	4.26%
Celgene Corp., 3.625%, 05/15/2024	100,000	98,492	2.18%
		291,018	6.44%
Telecommunication Services - 3.27%
AT&T, Inc., 5.500%, 02/01/2018	70,000	76,258	1.69%
Verizon Communications, Inc., 2.450%, 11/01/2022	75,000	71,617	1.58%
		147,875	3.27%
Utilities - 4.62%
Sempra Energy, 6.500%, 06/01/2016	200,000	208,880	4.62%
Total Corporate Bonds (Cost $2,223,344)		2,273,829	50.32%

MORTGAGE BACKED SECURITIES - 11.83%
Federal National Mortgage Association
3.000%, 03/20/2028	225,000	225,750	5.00%
3.000%, 08/01/2042	305,254	308,622	6.83%
Total Mortgage Backed Securities (Cost $538,202)		534,372	11.83%

U.S. TREASURY OBLIGATIONS - 20.59%
U.S. Treasury Bonds - 1.60%
U.S. Treasury Bonds, 6.250%, 08/15/2023	55,000	72,222	1.60%
U.S. Treasury Notes - 18.99%
U.S. Treasury Notes
1.625%, 04/30/2019	150,000	152,004	3.36%
2.750%, 02/15/2024	360,000	377,578	8.36%
2.500%, 08/15/2023	185,000	190,868	4.22%
3.625%, 02/15/2021	125,000	137,685	3.05%
		858,135	18.99%
Total U.S. Treasury Obligations (Cost $923,993)		930,357	20.59%

U.S. GOVERNMENT AGENCY ISSUES - 3.32%
Finance- 3.32%
Federal Home Loan Banks, 0.500%, 04/30/2020	150,000	149,933	3.32%
Total U.S. Government Agency Issues (Cost $149,963)		149,933	3.32%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 9.90%
iShares iBoxx $High Yield Corporation Bond Fund	1,600	140,752	3.12%
iShares S&P U.S. Preferred Stock Index Fund	3,500	138,320	3.06%
SPDR Barclays Short Term High Yield	5,000	142,100	3.14%
Wisdomtree Emerging Markets Local Debt Fund	700	26,334	0.58%
Total Investment Companies (Excluding Money Market Funds) (Cost $474,053)		447,506	9.90%

SHORT-TERM INVESTMENTS - 0.53%
Money Market Funds - 0.53%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	24,071	24,071	0.53%
Total Short-Term Investments (Cost $24,071)		24,071	0.53%

Total Investments (Cost $4,631,842) - 99.59%		4,500,058	99.59%
Other Assets in Excess of Liabilities - 0.41%		18,576	0.41%
TOTAL NET ASSETS - 100.00%		$4,518,634	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments		$4,632,185
Gross unrealized appreciation		76,981
Gross unrealized depreciation		(209,108)
Net unrealized depreciation		$(132,127)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Preferred Stocks
Financials	$38,710	$-	$-	$38,710
Total Preferred Stocks	$38,710	$-	$-	$38,710

REITS
Financials	$101,280	$-	$-	$101,280
Total REITS	$101,280	$-	$-	$101,280

Corporate Bonds
Consumer Discretionary	$-	$339,966	$-	$339,966
Financials	-	1,286,090	-	1,286,090
Health Care	-	291,018	-	291,018
Telecommunication Services	-	147,875	-	147,875
Utilities	-	208,880	-	208,880
Total Corporate Bonds	$-	$2,273,829	$-	$2,273,829

Mortgage Backed Securities	$-	$534,372	$-	$534,372

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$72,222	$-	$72,222
U.S. Treasury Notes	-	858,135	-	858,135
Total U.S. Treasury Obligations	$-	$930,357	$-	$930,357

U.S. Government Agency Issues	$-	$149,933	$-	$149,933

Investment Companies (Excluding Money Market Funds)	$447,506	$-	$-	$447,506

Short-Term Investments
Money Market Funds	$24,071	$-	$-	$24,071
Total Short-Term Investments	$24,071	$-	$-	$24,071

Total Investments	$611,567	$3,888,491	$-	$4,500,058

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.05%
Energy - 35.75%
Cheniere Energy, Inc. (a)	1,345,617	92,807,205	4.95%
Columbia Pipeline Group, Inc.	3,104,582	90,591,703	4.84%
Enbridge, Inc. (b)	2,118,697	92,290,441	4.93%
EQT Corp.	371,732	28,567,604	1.52%
Kinder Morgan, Inc.	2,630,725	91,128,314	4.86%
Spectra Energy Corp.	3,015,415	91,246,458	4.87%
The Williams Companies, Inc.	1,726,057	90,583,471	4.84%
TransCanada Corp. (b)	2,376,427	92,466,775	4.94%
		669,681,971	35.75%
Financials - 0.47%
Berkshire Hathaway, Inc., Class A (a)	41	8,774,000	0.47%

Utilities - 60.83%
AGL Resources, Inc.	1,082,716	52,056,985	2.78%
ALLETE, Inc.	3,150	152,114	0.01%
Alliant Energy Corp.	91,904	5,653,015	0.30%
Ameren Corp.	224,490	9,222,049	0.49%
Atmos Energy Corp.	1,069,840	59,162,152	3.16%
Avista Corp.	120,472	3,977,985	0.21%
Black Hills Corp.	101,959	4,247,612	0.23%
Centerpoint Energy, Inc.	1,079,226	20,872,231	1.11%
Chesapeake Utilities Corp.	137,322	7,061,097	0.38%
CMS Energy Corp.	896,648	30,719,160	1.64%
Consolidated Edison, Inc.	505,786	32,162,932	1.72%
Corning Natural Gas Holding Corp.	29,137	533,207	0.03%
Delta Natural Gas Company, Inc.	80,334	1,620,337	0.09%
Dominion Resources, Inc.	1,299,446	93,170,278	4.97%
DTE Energy Co.	354,454	28,519,369	1.52%
Duke Energy Corp.	156,837	11,640,442	0.62%
Entergy Corp.	15,100	1,072,402	0.06%
Eversource Energy	339,975	16,903,557	0.90%
Exelon Corp.	481,881	15,463,561	0.82%
Gas Natural, Inc.	67,032	672,331	0.04%
Iberdrola SA - ADR (b)	545,429	15,364,735	0.82%
MDU Resources Group, Inc.	800,407	15,615,941	0.83%
MGE Energy, Inc.	68,823	2,730,897	0.14%
National Fuel Gas Co.	425,924	23,029,711	1.23%
National Grid PLC - ADR (b)	1,383,318	92,156,645	4.92%
New Jersey Resources Corp.	593,884	17,163,248	0.92%
NiSource, Inc.	1,705,131	29,771,587	1.59%
Northwest Natural Gas Co.	309,951	13,417,779	0.72%
Northwestern Corp.	150,698	8,113,580	0.43%
One Gas, Inc.	548,625	24,704,584	1.32%
Pepco Holdings, Inc.	82,404	2,198,539	0.12%
PG&E Corp.	1,256,299	65,968,260	3.52%
Piedmont Natural Gas Company, Inc.	801,965	30,482,690	1.63%
PPL Corp.	627,719	19,967,741	1.07%
Public Service Enterprise Group, Inc.	943,290	39,306,894	2.10%
Questar Corp.	1,374,926	30,440,862	1.62%
RGC Resources, Inc.	57,401	1,156,630	0.06%
SCANA Corp.	231,966	12,711,737	0.68%
Sempra Energy	915,340	93,163,305	4.97%
South Jersey Industries, Inc.	503,038	12,193,641	0.65%
Southwest Gas Corp.	465,419	26,221,706	1.40%
TECO Energy, Inc.	658,051	14,556,088	0.78%
The Empire District Electric Co.	25,075	576,976	0.03%
The Laclede Group, Inc.	446,832	24,178,080	1.29%
UGI Corp.	408,402	14,923,009	0.80%
UIL Holdings Corp.	247,368	11,858,822	0.63%
Unitil Corp.	83,871	2,981,614	0.16%
Vectren Corp.	460,728	19,396,649	1.03%
WEC Energy Group, Inc.	710,590	34,818,910	1.86%
WGL Holdings, Inc.	446,492	24,958,903	1.33%
Xcel Energy, Inc.	596,899	20,694,488	1.10%
		1,139,707,067	60.83%
Total Common Stocks (Cost $1,406,066,823)		1,818,163,038	97.05%

PARTNERSHIPS - 1.62%
Plains GP Holdings L.P.	1,179,777	30,249,482	1.62%
Total Partnerships (Cost $32,277,385)		30,249,482	1.62%

SHORT-TERM INVESTMENTS - 0.59%
Money Market Funds - 0.59%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	11,101,422	11,101,422	0.59%
Total Short-Term Investments (Cost $11,101,422)		11,101,422	0.59%

Total Investments (Cost $1,449,445,630) - 99.26%	1,859,513,942	99.26%
Other Assets in Excess of Liabilities - 0.74%	13,909,003	0.74%
TOTAL NET ASSETS - 100.00%	$1,873,422,945	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments		$1,483,627,313
Gross unrealized appreciation		410,706,625
Gross unrealized depreciation		(34,819,996)
Net unrealized appreciation		$375,886,629

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$669,681,971	$-	$-	$669,681,971
Financials	8,774,000	-	-	8,774,000
Utilities	1,139,173,860	533,207	-	1,139,707,067
Total Common Stocks	$1,817,629,831	$533,207	$-	$1,818,163,038

Partnerships
Energy	$30,249,482	$-	$-	$30,249,482
Total Partnerships	$30,249,482	$-	$-	$30,249,482

Short-Term Investments
Money Market Funds	$11,101,422	$-	$-	$11,101,422
Total Short-Term Investments	$11,101,422	$-	$-	$11,101,422

Total Investments	$1,858,980,735	$533,207	$-	$1,859,513,942

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.62%
Financials - 97.62%
Associated Banc-Corp.	230,000	4,533,300	2.28%
Astoria Financial Corp.	690,000	10,432,800	5.25%
BankUnited, Inc.	240,000	8,764,800	4.41%
Banner Corp.	182,500	8,697,950	4.38%
Beneficial Bancorp, Inc. (a)	190,000	2,443,400	1.23%
Berkshire Hills Bancorp, Inc.	155,000	4,510,500	2.27%
Blue Hills Bancorp, Inc. (a)	230,000	3,321,200	1.67%
Capital Bank Financial Corp. (a)	182,500	5,469,525	2.75%
Clifton Bancorp, Inc.	665,000	9,044,000	4.55%
Customers Bancorp, Inc. (a)	205,000	5,155,750	2.59%
Encore Capital Group, Inc. (a)	60,000	2,580,600	1.30%
Flushing Financial Corp.	425,000	8,823,000	4.44%
Fulton Financial Corp.	295,000	3,823,200	1.92%
Hingham Institution for Savings	88,000	10,648,880	5.36%
Independent Bank Corp.	130,000	6,286,800	3.16%
Investors Bancorp, Inc.	770,000	9,378,600	4.72%
Kearny Financial Corp. of Maryland (a)	325,000	3,623,750	1.82%
Meridian Bancorp, Inc. (a)	325,000	4,238,000	2.13%
OceanFirst Financial Corp.	231,000	4,049,430	2.04%
Opus Bank	55,000	2,153,250	1.08%
PacWest Bancorp	100,000	4,629,000	2.33%
Popular, Inc. (a) (b)	35,000	1,071,700	0.54%
Provident Financial Services, Inc.	505,000	9,908,100	4.98%
Servisfirst Bancshares, Inc.	140,000	5,437,600	2.74%
Synovus Financial Corp.	310,000	9,771,200	4.92%
Texas Capital Bancshares, Inc. (a)	20,000	1,178,800	0.59%
Umpqua Holdings Corp.	260,000	4,612,400	2.32%
United Financial Bancorp, Inc.	365,000	4,923,850	2.48%
Washington Federal, Inc.	410,000	9,544,800	4.80%
Webster Financial Corp.	125,000	4,832,500	2.43%
Wintrust Financial Corp.	162,500	8,762,000	4.41%
WSFS Financial Corp.	315,000	9,043,650	4.55%
Zions Bancorporation	75,000	2,339,250	1.18%
Total Common Stocks (Cost $153,693,644)		194,033,585	97.62%

SHORT-TERM INVESTMENTS - 2.44%
Money Market Funds - 2.44%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	4,844,707	4,844,707	2.44%
Total Short-Term Investments (Cost $4,844,707)		4,844,707	2.44%

Total Investments (Cost $158,538,351) - 100.06%		198,878,292	100.06%
Liabilities in Excess of Other Assets - (0.06)%		(114,314)	(0.06)%
TOTAL NET ASSETS - 100.00%		$198,763,978	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$159,430,315
Gross unrealized appreciation	40,086,025
Gross unrealized depreciation	(638,048)
Net unrealized appreciation	$39,447,977

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$194,033,585	$-	$-	$ 194,033,585
Total Common Stocks	$194,033,585	$-	$-	$ 194,033,585

Short-Term Investments
Money Market Funds	$4,844,707	$-	$-	$ 4,844,707
Total Short-Term Investments	$4,844,707	$-	$-	$ 4,844,707

Total Investments	$198,878,292	$-	$-	$ 198,878,292

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 81.22%
Financials - 71.19%
Ally Financial, Inc. (a)	61,000	1,388,970	1.37%
American Express Co.	26,000	1,977,560	1.94%
American International Group, Inc.	21,000	1,346,520	1.32%
Bank of America Corp.	245,000	4,380,600	4.31%
Berkshire Hathaway, Inc., Class B (a)	28,000	3,996,720	3.93%
Capital One Financial Corp.	55,000	4,471,500	4.40%
Citigroup, Inc.	79,000	4,618,340	4.54%
Citizens Financial Group, Inc.	52,000	1,355,640	1.33%
Comerica, Inc.	19,000	901,170	0.89%
Discover Financial Services	80,000	4,464,800	4.39%
Fifth Third Bancorp	214,000	4,508,980	4.43%
Huntington Bancshares, Inc.	55,000	641,850	0.63%
JPMorgan Chase & Co.	64,000	4,385,920	4.31%
KeyCorp	235,000	3,487,400	3.43%
Morgan Stanley	114,000	4,427,760	4.35%
Regions Financial Corp.	380,000	3,948,200	3.88%
SunTrust Banks, Inc.	93,000	4,123,620	4.06%
Synchrony Financial (a)	97,000	3,332,920	3.28%
The Goldman Sachs Group, Inc.	19,000	3,896,330	3.83%
The PNC Financial Services Group, Inc.	36,000	3,534,480	3.48%
U.S. Bancorp (c)	80,000	3,616,800	3.56%
Wells Fargo & Co.	62,000	3,587,940	3.53%
		72,394,020	71.19%
Information Technology - 10.03%
MasterCard, Inc., Class A	36,000	3,506,400	3.45%
PayPal Holdings, Inc. (a)	60,000	2,322,000	2.28%
Visa, Inc., Class A	58,000	4,369,720	4.30%
		10,198,120	10.03%
Total Common Stocks (Cost $70,451,189)		82,592,140	81.22%

PARTNERSHIPS - 2.90%
Financials - 2.90%
Blackstone Group L.P.	75,000	2,943,750	2.90%
Total Partnerships (Cost $1,707,060)		2,943,750	2.90%

REITS - 4.62%
Financials - 4.62%
AvalonBay Communities, Inc.	4,000	689,360	0.68%
Equity Residential	9,000	673,290	0.66%
HCP, Inc.	20,000	772,800	0.76%
Public Storage	2,000	410,360	0.41%
Simon Property Group, Inc.	3,000	561,660	0.55%
Ventas, Inc.	12,000	805,080	0.79%
Vornado Realty Trust	8,000	780,400	0.77%
Total REITS (Cost $5,070,342)		4,692,950	4.62%

SHORT-TERM INVESTMENTS - 16.50%
Money Market Funds - 16.50%
Dreyfus Government Cash Management, 0.01% (b)	1,467,382	1,467,382	1.44%
Federated Government Obligations Fund - Class I, 0.01% (b)	5,105,000	5,105,000	5.02%
Federated Treasury Obligations Fund, 0.01% (b)	5,105,000	5,105,000	5.02%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	5,105,000	5,105,000	5.02%
Total Short-Term Investments (Cost $16,782,382)		16,782,382	16.50%

Total Investments (Cost $94,010,973) - 105.24%		107,011,222	105.24%
Liabilities in Excess of Other Assets - (5.24)%		(5,324,744)	(5.24)%
TOTAL NET ASSETS - 100.00%		$101,686,478	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2015.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2015, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$4,226,794
	Purchase Cost	$629,359
	Sales Cost	$1,570,377
	Ending Cost	$3,285,776
	Dividend Income	$61,460
	Shares	80,000
	Market Value	$3,616,800

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$94,924,824
Gross unrealized appreciation	13,034,741
Gross unrealized depreciation	(948,343)
Net unrealized appreciation	$12,086,398

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

Common Stocks	Level 1		Level 2	Level 3	Total
Financials	$72,394,020		$-	$-	$72,394,020
Information Technology	10,198,120		-	-	10,198,120
Total Common Stocks	$82,592,140		$-	$-	$82,592,140

Partnerships
Financials	$2,943,750		$-	$-	$2,943,750
Total Partnerships	$2,943,750		$-	$-	$2,943,750

REITS
Financials	$4,692,950		$-	$-	$4,692,950
Total REITS	$4,692,950	$	$ -	$-	$4,692,950

Short-Term Investments
Money Market Funds	$16,782,382	$	$ -	$-	$16,782,382
Total Short-Term Investments	$16,782,382		$-	$-	$16,782,382

Total Investments	$107,011,222	$	$ -	$-	$107,011,222

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.60%
Consumer Discretionary - 6.41%
Amazon.com, Inc. (a)	366	196,231	3.80%
Netflix, Inc. (a)	560	64,014	1.24%
priceline.com, Inc. (a)	57	70,883	1.37%
		331,128	6.41%
Health Care - 17.94%
Alexion Pharmaceuticals, Inc. (a)	257	50,742	0.98%
Amgen, Inc.	864	152,574	2.95%
Biogen, Inc. (a)	265	84,477	1.63%
Celgene Corp. (a)	904	118,650	2.30%
Gilead Sciences, Inc.	1,798	211,912	4.10%
Illumina, Inc. (a)	234	51,316	0.99%
McKesson Corp.	273	60,216	1.16%
Medtronic PLC (b)	1,675	131,303	2.54%
Regeneron Pharmaceuticals (a)	120	66,439	1.29%
		927,629	17.94%
Industrials - 3.76%
3M Co.	720	108,965	2.11%
Danaher Corp.	936	85,700	1.65%
		194,665	3.76%
Information Technology - 70.49%
Adobe Systems, Inc. (a)	610	50,014	0.97%
Alibaba Group Holding Ltd. - ADR (a) (b)	2,150	168,431	3.26%
Ambarella, Inc. (a) (b)	442	51,215	0.99%
Apple, Inc.	1,611	195,414	3.78%
Avago Technologies Ltd.	340	42,548	0.82%
Baidu, Inc. - ADR (a) (b)	325	56,114	1.09%
Broadcom Corp.	920	46,561	0.90%
Canadian Solar, Inc. (a) (b)	1,695	45,519	0.88%
Cirrus Logic, Inc. (a)	1,405	46,379	0.90%
Cisco Systems, Inc.	5,990	170,236	3.29%
Cognizant Technology Solutions Corp., Class A (a)	840	53,004	1.03%
eBay, Inc. (a)	1,372	38,581	0.75%
Ellie Mae, Inc. (a)	750	58,837	1.14%
Facebook, Inc. (a)	2,410	226,564	4.38%
FireEye, Inc. (a)	986	43,867	0.85%
Google, Inc. (a)	311	194,565	3.76%
Infosys Ltd. - ADR (b)	5,020	84,888	1.64%
Intel Corp.	5,750	166,462	3.22%
Intuit, Inc.	465	49,183	0.95%
LinkedIn Corp., Class A (a)	225	45,733	0.89%
MasterCard, Inc., Class A	1,345	131,003	2.53%
Mellanox Technologies Ltd. (a) (b)	985	41,419	0.80%
Microsoft Corp.	4,355	203,378	3.93%
NXP Semiconductors NV (a) (b)	470	45,585	0.88%
Oracle Corp.	4,925	196,705	3.81%
Orbotech, Ltd. (a) (b)	2,300	43,792	0.85%
Palo Alto Networks, Inc. (a)	295	54,820	1.06%
PayPal Holdings, Inc. (a)	1,372	53,096	1.03%
Qorvo, Inc. (a)	840	48,678	0.94%
salesforce.com, Inc. (a)	737	54,022	1.05%
SAP SE - ADR (b)	1,395	99,980	1.93%
Skyworks Solutions, Inc.	478	45,730	0.88%
Taiwan Semiconductor Manufacturing Ltd. - ADR (b)	6,105	134,982	2.61%
Tencent Holdings Ltd. - ADR (b)	10,290	191,497	3.70%
Twitter, Inc. (a)	1,555	48,221	0.93%
VASCO Data Security International, Inc. (a)	2,290	46,693	0.90%
Visa, Inc., Class A	2,975	224,137	4.34%
VMware, Inc., Class A (a)	550	49,022	0.95%
Wipro Ltd. - ADR (b)	4,085	50,491	0.98%
Zebra Technologies Corp. (a)	430	46,281	0.90%
		3,643,647	70.49%
Total Common Stocks (Cost $4,785,864)		5,097,069	98.60%

SHORT-TERM INVESTMENTS - 2.32%
Money Market Funds - 2.32%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	119,672	119,672	2.32%
Total Short-Term Investments (Cost $119,672)		119,672	2.32%

Total Investments (Cost $4,905,536) - 100.92%		5,216,741	100.92%
Liabilities in Excess of Other Assets - (0.92)%		(47,725)	(0.92)%
TOTAL NET ASSETS - 100.00%		$5,169,016	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments		$4,995,029
Gross unrealized appreciation		453,985
Gross unrealized depreciation		(232,273)
Net unrealized appreciation		$221,712

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$331,128	$-	$-	$331,128
Health Care	927,629	-	-	927,629
Industrials	194,665	-	-	194,665
Information Technology	3,643,647	-	-	3,643,647
Total Common Stocks	$5,097,069	$-	$-	$5,097,069

Short-Term Investments
Money Market Funds	$119,672	$-	$-	$119,672
Total Short-Term Investments	$119,672	$-	$-	$119,672

Total Investments	$5,216,741	$-	$-	$5,216,741

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 83.68%
Consumer Discretionary - 22.41%
Asics Corp.	231,300	$6,653,363	4.78%
Isuzu Motors, Ltd.	483,900	6,707,873	4.82%
Ryohin Keikaku Co., Ltd.	33,900	7,240,352	5.20%
Shimano, Inc.	46,000	6,387,703	4.59%
Toyota Motor Corp.	63,000	4,195,255	3.02%
		31,184,546	22.41%
Consumer Staples - 11.30%
Kao Corp.	128,100	6,502,418	4.67%
Pigeon Corp.	94,500	2,878,424	2.07%
Unicharm Corp.	263,500	6,336,884	4.56%
		15,717,726	11.30%
Financials - 5.03%
Mizuho Financial Group	718,200	1,552,473	1.12%
Sumitomo Mitsui Financial Group, Inc.	121,700	5,444,022	3.91%
		6,996,495	5.03%
Health Care - 10.57%
Mani, Inc.	12,200	812,119	0.58%
Rohto Pharmaceutical Co., Ltd.	402,700	7,148,425	5.14%
Terumo Corp.	261,000	6,739,016	4.85%
		14,699,560	10.57%
Industrials - 24.98%
Daikin Industries	93,500	6,050,510	4.35%
Itochu Corp.	30,300	371,859	0.27%
Kubota Corp.	383,000	6,562,315	4.72%
Marubeni Corp.	52,000	289,507	0.21%
Misumi Group, Inc.	486,500	6,017,707	4.32%
Mitsubishi Corp.	303,600	6,563,894	4.72%
Nidec Corp.	80,500	7,213,075	5.18%
Sumitomo Corp.	148,100	1,685,521	1.21%
		34,754,388	24.98%
Information Technology - 4.68%
Keyence Corp.	12,900	6,505,426	4.68%

Materials - 4.71%
Fuji Seal International, Inc.	211,700	6,550,768	4.71%
Total Common Stocks (Cost $89,700,740)		116,408,909	83.68%

SHORT-TERM INVESTMENTS - 16.34%
Money Market Funds - 16.34%
Dreyfus Government Cash Management, 0.01% (a)	3,024,378	3,024,378	2.18%
Federated Government Obligations Fund - Class I, 0.01% (a)	6,572,000	6,572,000	4.72%
Federated Treasury Obligations Fund, 0.01% (a)	6,572,000	6,572,000	4.72%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	6,572,000	6,572,000	4.72%
		22,740,378	16.34%
Total Short-Term Investments (Cost $22,740,378)		22,740,378	16.34%

Total Investments (Cost $112,441,118) - 100.02%		139,149,287	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(21,366)	(0.02)%
TOTAL NET ASSETS - 100.00%		$139,127,921	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$112,522,377
Gross unrealized appreciation	27,671,728
Gross unrealized depreciation	(1,044,818)
Net unrealized appreciation	$26,626,910

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$31,184,546	$–	$–	$31,184,546
Consumer Staples	15,717,726	–	–	15,717,726
Financials	6,996,495	–	–	6,996,495
Health Care	14,699,560	–	–	14,699,560
Industrials	34,754,388	–	–	34,754,388
Information Technology	6,505,426	–	–	6,505,426
Materials	6,550,768	–	–	6,550,768
Total Common Stocks	$116,408,909	$–	$–	$116,408,909

Short-Term Investments
Money Market Funds	$22,740,378	$–	$–	$22,740,378
Total Short-Term Investments	$22,740,378	$–	$–	$22,740,378

Total Investments	$139,149,287	$–	$–	$139,149,287

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized significant transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

100% of common stock held at October 31, 2014 were classified as Level 2. Such securities still held at July 31, 2015 were transferred to Level 1. Other than transfers due to the fair value pricing services, no transfers were recognized.

Hennessy Japan Small Cap Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.84%
Consumer Discretionary - 18.71%
Bic Camera, Inc.	20,300	$230,460	1.02%
DCM Holdings Co., Ltd.	40,000	364,707	1.61%
Doshisha Co., Ltd.	26,700	495,502	2.19%
Eagle Industry Co., Ltd.	15,000	302,578	1.34%
Fujibo Holdings, Inc.	112,000	215,984	0.96%
Hagihara Industries, Inc.	28,600	469,378	2.08%
Haseko Corp.	35,500	449,998	1.99%
Komeri Co., Ltd.	16,000	385,880	1.71%
PALTAC Corp.	23,500	457,732	2.03%
Press Kogyo Co., Ltd.	10,100	44,170	0.19%
Seiren Co., Ltd.	35,100	347,786	1.54%
Starts Corp., Inc.	26,900	462,098	2.05%
		4,226,273	18.71%
Consumer Staples - 4.22%
Mitsui Sugar Co., Ltd.	118,000	509,380	2.25%
S Foods, Inc.	10,100	204,469	0.91%
Yamaya Corp.	12,900	239,296	1.06%
		953,145	4.22%
Financials - 3.71%
INTELLEX Co., Ltd.	17,000	112,067	0.50%
The Tochigi Bank, Inc.	55,000	304,878	1.35%
Tokai Tokyo Financial Holdings, Inc.	55,000	420,704	1.86%
		837,649	3.71%
Industrials - 38.51%
Benefit One, Inc.	21,000	465,123	2.06%
Daiichi Jitsugyo, Inc.	77,000	429,314	1.90%
Hanwa Co., Ltd.	91,000	395,764	1.75%
Hito Communication, Inc.	12,900	255,221	1.13%
Kito Corp.	25,200	236,069	1.05%
Kitz Corp.	86,800	397,108	1.76%
Kondotec, Inc.	57,100	354,298	1.57%
Link And Motivation, Inc.	278,300	350,303	1.55%
Miyaji Engineering Group, Inc.	173,000	284,762	1.26%
Nachi-Fujikoshi Corp.	82,000	409,553	1.81%
Nakano Corp.	88,700	477,370	2.11%
Nissei ASB Machine Co., Ltd.	24,900	488,216	2.16%
Nitto Seiko Co., Ltd.	46,000	119,885	0.53%
Nittoku Engineering Co., Ltd.	36,000	362,803	1.61%
Okamura Corp.	53,900	479,701	2.12%
Ryobi Ltd.	101,000	413,176	1.83%
Sanko Gosei, Ltd.	66,000	239,642	1.06%
Sanyo Denki Co.	57,000	368,395	1.63%
Shin Nippon Air Technologies Co., Ltd.	13,600	114,015	0.50%
Sinfonia Technology Co., Ltd.	251,000	439,480	1.95%
Sumitomo Densetsu Co., Ltd.	32,700	440,362	1.95%
Takeei Corp.	40,000	423,448	1.87%
Tocalo Co., Ltd.	15,300	314,432	1.39%
Toppan Forms Co., Ltd.	32,600	442,698	1.96%
		8,701,138	38.51%

Information Technology - 24.80%
Aichi Tokei Denki Co., Ltd.	116,000	350,054	1.55%
Aiphone Co., Ltd.	29,300	482,285	2.13%
Amano Corp.	31,700	441,731	1.96%
Elecom Co., Ltd.	10,000	228,023	1.01%
Furuya Metal Co., Ltd.	6,100	122,310	0.54%
Information Services International - Dentsu, Ltd.	41,100	490,806	2.17%
Koa Corp.	44,700	406,839	1.80%
Kyosan Electric Manufacturing Co., Ltd.	94,000	283,665	1.26%
Marubun Corp.	35,200	271,807	1.20%
New Japan Radio Co., Ltd.	59,000	318,957	1.41%
Nihon Unisys, Ltd.	46,000	491,419	2.18%
Soliton Systems K.K.	31,600	326,620	1.45%
TKC Corp.	15,000	432,081	1.91%
Towa Corp.	38,700	278,536	1.23%
V-cube, Inc.	14,200	234,308	1.04%
Yokowo Co., Ltd.	76,500	443,192	1.96%
		5,602,633	24.80%
Materials - 5.64%
Fujikura Kasei Co., Ltd.	42,200	189,318	0.84%
Hakudo Co., Ltd.	31,200	356,219	1.58%
Japan Pile Corp.	55,500	387,808	1.71%
Shinagawa Refractories, Ltd.	146,000	341,631	1.51%
		1,274,976	5.64%
Utilities - 1.25%
eREX Co., Ltd.	29,800	281,806	1.25%
Total Common Stocks (Cost $19,447,793)		21,877,620	96.84%

SHORT-TERM INVESTMENTS - 2.48%
Money Market Funds - 2.48%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	559,451	559,451	2.48%
Total Short-Term Investments (Cost $559,451)		559,451	2.48%

Total Investments (Cost $20,007,244) - 99.32%		22,437,071	99.32%
Other Assets in Excess of Liabilities - 0.68%		153,241	0.68%
TOTAL NET ASSETS - 100.00%		$22,590,312	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$20,248,336
Gross unrealized appreciation	2,821,743
Gross unrealized depreciation	(633,008)
Net unrealized appreciation	$2,188,735

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,226,273	$–	$–	$4,226,273
Consumer Staples	953,145	–	–	953,145
Financials	837,649	–	–	837,649
Industrials	8,701,138	–	–	8,701,138
Information Technology	5,602,633	–	–	5,602,633
Materials	1,274,976	–	–	1,274,976
Utilities	281,806	–	–	281,806
Total Common Stocks	$21,877,620	$–	$–	$21,877,620

Short-Term Investments
Money Market Funds	$559,451	$–	$–	$559,451
Total Short-Term Investments	$559,451	$–	$–	$559,451

Total Investments	$22,437,071	$–	$–	$22,437,071

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2015, the Fund recognized significant transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

100% of common stock held at October 31, 2014 were classified as Level 2. Such securities still held at July 31, 2015 were transferred to Level 1. Other than transfers due to the fair value pricing services, no transfers were recognized.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date       September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         September 29, 2015

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date         September 29, 2015